Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Income Tax Expense

The components of income tax expense were:

Year Ended December 31 (Dollars in Millions)	2012	2011	2010
Federal
Current	$1,853	$907	$1,105
Deferred	45	689	(339)
Federal income tax	1,898	1,596	766
State
Current	334	186	200
Deferred	4	59	(31)
State income tax	338	245	169
Total income tax provision	$2,236	$1,841	$935

Reconciliation of Expected Income Tax Expense at Federal Statutory Rate of 35 Percent to Company's Applicable Income Tax Expense

A reconciliation of expected income tax expense at the federal statutory rate of 35 percent to the Company’s applicable income tax expense follows:

Year Ended December 31 (Dollars in Millions)	2012	2011	2010
Tax at statutory rate	$2,704	$2,320	$1,470
State income tax, at statutory rates, net of federal tax benefit	220	159	110
Tax effect of
Tax credits, net of related expenses	(479)	(458)	(462)
Tax-exempt income	(219)	(226)	(214)
Noncontrolling interests	55	29	18
Other items	(45)	17	13
Applicable income taxes	$2,236	$1,841	$935

Reconciliation of Changes in Federal, State and Foreign Unrecognized Tax Position Balances

A reconciliation of the changes in the federal, state and foreign unrecognized tax position balances are summarized as follows:

Year Ended December 31 (Dollars in Millions)	2012	2011	2010
Balance at beginning of period	$479	$532	$440
Additions for tax positions taken in prior years	73	24	116
Additions for tax positions taken in the current year	5	2	30
Exam resolutions	(245)	(70)	–
Statute expirations	(10)	(9)	(54)
Balance at end of period	$302	$479	$532

Significant Components of Company's Net Deferred Tax Asset (Liability)

The significant components of the Company’s net deferred tax asset (liability) as of December 31 were:

(Dollars in Millions)	2012	2011
Deferred Tax Assets
Allowance for credit losses	1,756	$1,872
Pension and postretirement benefits	523	281
Accrued expenses	476	399
Stock compensation	183	203
Federal, state and foreign net operating loss carryforwards	60	26
Securities available-for-sale and financial instruments	–	85
Partnerships and other investment assets	395	571
Other deferred tax assets, net	180	96
Gross deferred tax assets	3,573	3,533
Deferred Tax Liabilities
Leasing activities	(2,792)	(3,048)
Goodwill and other intangible assets	(565)	(517)
Mortgage servicing rights	(490)	(522)
Securities available-for-sale and financial instruments	(232)	–
Loans	(168)	(175)
Fixed assets	(201)	(169)
Other deferred tax liabilities, net	(361)	(176)
Gross deferred tax liabilities	(4,809)	(4,607)
Valuation allowance	(84)	(51)
Net Deferred Tax Asset (Liability)	$(1,320)	$(1,125)